Collaborative Arrangement (Details) - entity	1 Months Ended	3 Months Ended	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2018	Dec. 31, 2018
Collaborative Arrangement
Ownership interest in collaborative arrangement enterprise (as a percent)	5.00%	45.00%	50.00%
Number of other owners		2